Expense Example {- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Initial, Service, Service 2 PRO-08 - International Capital Appreciation Portfolio
Apr. 30, 2021 USD ($)
VIP International Capital Appreciation Portfolio-Initial VIP
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	1,049
VIP International Capital Appreciation Portfolio-Service VIP
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
VIP International Capital Appreciation Portfolio-Service 2 VIP
Expense Example:
1 year	111
3 years	347
5 years	601
10 years	$ 1,329